Loans to customers (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 1,976,499	$ 1,392,350
Credit exposure ratio	100.00%	100.00%
Loss Allowance	$ 300,223	$ 197,536
Credit loss ratio	100.00%	100.00%
Coverage Ratio	15.20%	14.20%
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 1,521,040	$ 1,129,522
Credit exposure ratio	77.00%	81.10%
Loss Allowance	$ 76,454	$ 68,926
Credit loss ratio	25.50%	34.90%
Coverage Ratio	5.00%	6.10%
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 351,166	$ 200,040
Credit exposure ratio	17.80%	14.40%
Loss Allowance	$ 148,233	$ 72,935
Credit loss ratio	49.30%	36.90%
Coverage Ratio	42.20%	36.50%
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 104,293	$ 62,788
Credit exposure ratio	5.20%	4.50%
Loss Allowance	$ 75,536	$ 55,675
Credit loss ratio	25.20%	28.20%
Coverage Ratio	72.40%	88.70%
Strong Credit [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 832,448	$ 424,161
Credit exposure ratio	42.10%	30.50%
Loss Allowance	$ 9,344	$ 4,196
Credit loss ratio	3.10%	2.10%
Coverage Ratio	1.10%	1.00%
Strong Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 819,605	$ 409,899
Credit exposure ratio	1.50%	96.60%
Loss Allowance	$ 9,093	$ 4,002
Credit loss ratio	97.30%	95.40%
Coverage Ratio	1.10%	1.00%
Strong Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 12,843	$ 14,262
Credit exposure ratio	98.50%	3.40%
Loss Allowance	$ 251	$ 194
Credit loss ratio	2.70%	4.60%
Coverage Ratio	2.00%	1.40%
Satisfactory Credit [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 642,099	$ 700,164
Credit exposure ratio	32.50%	50.30%
Loss Allowance	$ 40,852	$ 47,779
Credit loss ratio	13.60%	24.20%
Coverage Ratio	6.40%	6.80%
Satisfactory Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 583,925	$ 656,647
Credit exposure ratio	90.90%	93.80%
Loss Allowance	$ 36,228	$ 44,797
Credit loss ratio	88.70%	93.80%
Coverage Ratio	6.20%	6.80%
Satisfactory Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 58,174	$ 43,517
Credit exposure ratio	9.10%	6.20%
Loss Allowance	$ 4,624	$ 2,982
Credit loss ratio	11.30%	6.20%
Coverage Ratio	7.90%	6.90%
Higher Risk Credit [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 501,952	$ 268,025
Credit exposure ratio	25.40%	19.20%
Loss Allowance	$ 250,027	$ 145,561
Credit loss ratio	83.30%	73.70%
Coverage Ratio	49.80%	54.30%
Higher Risk Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 117,510	$ 62,976
Credit exposure ratio	23.40%	23.50%
Loss Allowance	$ 31,133	$ 20,127
Credit loss ratio	10.40%	13.80%
Coverage Ratio	26.50%	32.00%
Higher Risk Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 280,149	$ 142,261
Credit exposure ratio	55.80%	53.10%
Loss Allowance	$ 143,358	$ 69,759
Credit loss ratio	47.80%	47.90%
Coverage Ratio	51.20%	49.00%
Higher Risk Credit [Member] | Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 104,293	$ 62,788
Credit exposure ratio	20.80%	23.40%
Loss Allowance	$ 75,536	$ 55,675
Credit loss ratio	25.20%	38.30%
Coverage Ratio	72.40%	88.70%